Vessels (Tables)	9 Months Ended
Sep. 30, 2017
Property Plant And Equipment [Abstract]
Schedule of Vessels

		Accumulated	Net book
September 30, 2017	Cost	depreciation	value
Vessels	$6,114,739	$1,681,048	$4,433,691
Vessels under construction	136,642	—	136,642
Vessels	$6,251,381	$1,681,048	$4,570,333

		Accumulated	Net book
December 31, 2016	Cost	depreciation	value
Vessels	$6,126,220	$1,548,553	$4,577,667
Vessels under construction	306,182	—	306,182
Vessels	$6,432,402	$1,548,553	$4,883,849